Changes in liabilities arising from financing activities	12 Months Ended
Dec. 31, 2020
Changes in liabilities arising from financing activities
Changes in liabilities arising from financing activities

18. Changes in liabilities arising from financing activities

A summary of the changes arising from cash flows and non-cash changes of loan capital is shown below.

	2020	2019
Retail bonds	$’000	$’000
At January 1	665,342	647,992
Cash flows:
Issuance/(repayments) (net of issue costs)	(4,964)	-
Interest paid	(37,890)	(37,568)
Non-cash charges:
Interest expense	37,814	37,528
Amortization of bond issue costs	1,232	1,225
Foreign exchange losses	15,836	16,165
At December 31	677,370	665,342